Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	110
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	110
Gross unrealized losses, total	2
Debt securities issued by the Swiss federal, cantonal or local government entities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	110
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	110
Gross unrealized losses, total	2